Financial Assets and Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 42,203	€ 23,517
Personnel (salaries payable)	3,981	5,390
Customer advances	115	145
Total	€ 46,299	€ 29,052